Property, Plant and Equipment - Additional Information (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Depreciation expenses	₺ 2,948,892	₺ 2,425,566	₺ 2,196,902
Impairment expenses/(reversals)	₺ 24,493	₺ 4,185	₺ 18,007
Capitalization rate for acquisition of qualifying asset	7.60%	12.40%	18.50%
Borrowing costs capitalized	₺ 183,951	₺ 100,051	₺ 123,449